Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstarct]
Subsequent Events

12. Subsequent Events

In June 2024, the Company entered into two consultancy contracts with two vendors, with compensation to the Vendors settled in total of 2,500,000 new shares of the Company, valued at $1,500.